Organization and Business Background - Operating results (Details) - HKD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization and Business Background
Interest income		$ 1,732	$ 4,543	$ 4,065
Other income		64	118
Income tax expense (note 5)		0	(7,758)	(1,047)
Net loss and comprehensive loss attributable to the Company's ordinary shareholders		$ (1,939)	$ (7,910)	(66)
Sun Line Industrial Limited
Organization and Business Background
Gain on disposal of plant and machinery	$ 100
Interest income	926			935
Other income	14
Selling, general and administrative expenses	(1,471)			(164)
Income tax expense (note 5)	(17,199)
Net loss and comprehensive loss attributable to the Company's ordinary shareholders	$ (17,630)			$ 771